Loans (Details)												6 Months Ended		12 Months Ended
	Mar. 27, 2025 USD ($)	Mar. 27, 2025 CNY (¥)	Jan. 09, 2025 USD ($)	Jan. 09, 2025 CNY (¥)	Jul. 23, 2024 CNY (¥)	Jun. 28, 2024 USD ($)	Jun. 28, 2024 CNY (¥)	Apr. 26, 2024 USD ($)	Apr. 26, 2024 CNY (¥)	Mar. 08, 2024 USD ($)	Mar. 08, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Aug. 29, 2025	Dec. 31, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 19, 2024 USD ($)	Jun. 19, 2024 CNY (¥)
Loans [Line Items]
Account receivable from customer												$ 5,653,145	$ 693,001
Revolving fund																		$ 977,162	¥ 7,000,000
Interest rate of one-year loan prime rate					0.05%			9.504%	9.504%	9.504%	9.504%
Currant asset															$ 3,489,865		¥ 25,000,000
Percentage of liability ratio															78.22%
Financial compliance covenants												$ 2,718,648			$ 10,607,939
Forecast [Member]
Loans [Line Items]
Interest rate of one-year loan prime rate														0.05%
Everbright Bank [Member]
Loans [Line Items]
Bank loan	$ 4,048,244	¥ 29,000,000
Interest rate loan percentage	4.00%	4.00%
Account receivable from customer	$ 9,837,222	¥ 70,469,923
Post Bank [Member]
Loans [Line Items]
Revolving fund																		$ 697,973	¥ 5,000,000
China Construction Bank [Member]
Loans [Line Items]
Bank loan						$ 13,959,462	¥ 100,000,000			$ 13,959,462	¥ 100,000,000
Percentage of interest rate										9.504%	9.504%
CCB Qianxinan Branch [Member]
Loans [Line Items]
Bank loan			$ 41,878,385	¥ 300,000,000
Interest rate loan percentage			0.70%	0.70%
WeBank [Member]
Loans [Line Items]
Bank loan								$ 125,635	¥ 900,000
Percentage of interest rate								9.504%	9.504%
China Construction Bank [Member]
Loans [Line Items]
Percentage of liability ratio												83.99%
GIOP BJ [Member]
Loans [Line Items]
Bank loan | ¥					¥ 7,000,000
Currant asset												$ 1,116,757				¥ 8,000,000
Minimum [Member]
Loans [Line Items]
Percentage of asset liability ratio												80.00%
Percentage of liability ratio												70.00%
Minimum [Member] | Everbright Bank [Member]
Loans [Line Items]
Interest rate of one-year loan prime rate													2.00%
Maximum [Member]
Loans [Line Items]
Percentage of asset liability ratio												100.00%
Maximum [Member] | Everbright Bank [Member]
Loans [Line Items]
Interest rate of one-year loan prime rate													4.50%